Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Total assets	$ 355,176	$ 328,986
Liabilities
Other borrowings		1,300
Total liabilities	332,824	321,736
Stockholders' Equity	22,352	7,250	17,755
Total liabilities and stockholders' equity	355,176	328,986
Parent Company
ASSETS
Cash on deposit with the Bank	96	900
Investment in common stock of the Bank	25,744	11,477
Other assets	139	272
Total assets	25,979	12,649
Liabilities
Other borrowings		1,300
Long-term debt	3,609	3,609
Other liabilities	18	490
Total liabilities	3,627	5,399
Stockholders' Equity	22,352	7,250
Total liabilities and stockholders' equity	$ 25,979	$ 12,649